Basis of Presentation and Significant Accounting Policies (Details Textual) - USD ($)			1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 09, 2018	Nov. 10, 2017	Oct. 25, 2018	Sep. 26, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basis of Presentation and Significant Accounting Policies (Textual)
Depreciation expense					$ 21,849	$ 20,535	$ 37,984	$ 36,723
Loss on disposal of assets							10,002
Sale of vehicles for cash						60,000	60,000
FDIC limit of depositor							250,000
Uncollectible receivables							0	0
Depreciation					$ 21,849	$ 20,535	$ 37,984	36,723
Valuation allowance against net deferred tax assets percentage							100.00%
Description of income taxes							For tax positions meeting the more likely than not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.
Company borrowed from related parties			$ 100,000
Bears interest			6.00%
Maturity date			Nov. 30, 2018
Note was repaid including in interest	$ 723
Accounts payable due to related party								$ 171,981
Option and Option exercisable					2,220,000	2,195,000	2,280,000	2,232,500
Options to purchase of stock		100,000		100,000
Options strike price		$ 1.00		$ 1.00
Options expiration date		Sep. 26, 2022		Sep. 26, 2022
Payment of fee per month		$ 10,000		$ 10,000
Employee Stock Option [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Option and Option exercisable					13,745,000	7,707,500	13,610,000	7,627,500	407,500
Warrant and warrant exercisable							$ 2,280,000	$ 2,232,500
Furniture and Fixtures [Member] | Minimum [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Estimated useful life					3 years		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Estimated useful life					7 years		7 years
Hardware and Software [Member] | Minimum [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Estimated useful life					3 years		3 years
Hardware and Software [Member] | Maximum [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Estimated useful life					7 years		7 years
Office Equipment [Member] | Minimum [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Estimated useful life							3 years
Office Equipment [Member] | Maximum [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Estimated useful life							7 years
Machinery and Equipment [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Amount invested in shop machinery and equipment							$ 5,279
Vehicles [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Purchased a vehicle								73,142
Shop Equipment [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Amount invested in shop machinery and equipment					$ 59,660
Purchased a shop equipment								$ 675
Convertible Notes Payable [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Convertible debt converted into common stock								3,000,000
Convertible debt							0	$ 3,000,000
Series 2017 Secured Convertible Note [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Convertible debt converted into common stock								1,000,000
Convertible debt							0	$ 1,000,000
Series 2018 Secured Convertible Note [Member]
Basis of Presentation and Significant Accounting Policies (Textual)
Convertible debt							$ 2,000,000